Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Trade receivables [member]
Disclosure of inventories [line items]
Impairment losses	$ 122	$ 25